Prepayments and other receivables - Financial guarantee fee receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in financial guarantee fee receivables, net
Opening balance	¥ 47,961	¥ 136,184
Cash received	(45,033)	(81,884)
Unwinding interest income including valueaddedtax (Note 8(b))	5,160	23,373
Impairment loss(Note 8(b))	(7,988)	(29,712)	¥ (40,762)
Ending balance	100	47,961	136,184
Movements in the impairment loss allowance of financial guarantee fee receivables
Beginning of the year	(7,335)	(20,782)	(3,863)
Additions	(7,988)	(29,712)	(40,762)
Write off	15,249	43,159	23,843
End of the year	¥ (74)	¥ (7,335)	¥ (20,782)